Costs and expenses by nature: (Tables)	12 Months Ended
Dec. 31, 2023
Costs and expenses by nature:
Schedule of general and administrative expense

	Year ended December 31,
	2021		2022		2023
Short term benefits	Ps.	1,167,302	Ps.	1,235,765	Ps.	1,626,289
Electric power		419,909		544,397		499,753
Maintenance and conservation		611,274		596,043		815,810
Professional fees		225,321		227,817		305,625
Insurance and bonds		227,342		151,041		277,754
Surveillance services		294,807		329,414		427,811
Cleaning services		209,447		263,177		303,168
Technical assistance (Note 14.4)		391,698		643,891		715,462
Right of use of assets under concession (DUAC) (1)		948,062		1,424,066		1,496,142
Amortization and depreciation of intangible assets, furniture and equipment		1,993,342		2,059,237		2,069,157
Consumption of commercial items		333,192		489,244		552,298
Construction services (Note 3.1.3)		3,146,166		2,692,694		1,302,633
Termination benefits		2,866		4,343		5,434
Employees’ statutory profit sharing		84,670		104,731		98,651
Impairment of accounts receivable (Note 6)		9,331		9,681		34,276
Other		62,258		186,424		47,856
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	10,126,987	Ps.	10,961,965	Ps.	10,578,119
(1)

As of December 31, 2021, 2022 and 2023, respectively, Ps.476,536, Ps.733,168 and Ps.820,230, respectively, correspond to the consideration paid for the concessions in Mexico, equivalent to 5% of the gross profits of each concession. Ps.308,638, Ps.504,953 and Ps.495,478 correspond to the consideration of the Airplan concession equivalent to 19% of gross profits. Ps.162,888, Ps.185,945 and Ps.180,434, for the consideration of the Aerostar concession at 5% of the airport’s gross profits.